Note 11 - Derivatives and Fair Value Disclosures (Details) - Fair Value of Assets and Liabilities Measured on a Recurring Basis (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Total	$ (2,456,663)	$ (3,232,967)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Liabilities:
Interest Rate Swap Agreements	(1,873,295)	(3,232,967)
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward [Member]
Liabilities:
Interest Rate Swap Agreements	(583,368)
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total	(2,456,663)	(3,232,967)
Interest Rate Swap [Member]
Liabilities:
Interest Rate Swap Agreements	(1,873,295)	(3,232,967)
Foreign Exchange Forward [Member]
Liabilities:
Interest Rate Swap Agreements	$ (583,368)